Income Taxes - Principal Components of Deferred Income Tax Asset and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Accrued expenses and payroll	¥ 159,817	$ 23,171	¥ 26,271
Tax loss carry forward	491,311	71,233	489,179
Unrealized other loss	5,876	852	4,895
Provision for impairment of investments	39,300	5,698	39,300
Provision for allowance of credit losses	42,050	6,097	45,750
Provision for contingent liability	24,750	3,588
Others	6,804	986	2,323
Gross deferred tax assets	769,908	111,625	607,718
Valuation allowance	(333,467)	(48,347)	(271,813)	¥ (60,628)	¥ (56,653)
Net deferred tax assets	436,441	63,278	335,905
Deferred tax liabilities:
Unrealized investment income	44,414	6,439	42,276
Dividend withholding tax	20,000	2,900
Acquired deferred tax liabilities	185,354	26,874	191,858
Net deferred tax liabilities (after offsetting)	¥ 249,768	$ 36,213	¥ 234,134